STOCK-BASED COMPENSATION EXPENSE - Schedule of RSUs (Details) - Time-Based Restricted Stock Units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Non-vested at beginning of period (in shares) | shares	5,026,531
Granted (in shares) | shares	10,626,906
Released (in shares) | shares	2,523,328
Cancelled (in shares) | shares	951,437
Non-vested at end of period (in shares) | shares	12,178,672
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share) | $ / shares	$ 31.2
Granted (in dollars per share) | $ / shares	14.7
Released (in dollars per share) | $ / shares	26.0
Cancelled (in dollars per share) | $ / shares	19.1
Non-vested at end of period (in dollars per share) | $ / shares	$ 18.7